Note 7 - Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
2025, future amortization expense	$ 4,989
2026, future amortization expense	4,989
2027, future amortization expense	4,989
2028, future amortization expense	4,989
2029, future amortization expense	4,989
Thereafter, future amortization expense	27,508
Total future amortization expense	$ 52,453	$ 57,441